Related Party Transactions (Details Textual) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 03, 2013	Feb. 04, 2013	Mar. 13, 2012
Percentage Of Earn Out Payment		20.00%
Contingent Potential Cash Payment			$ 1,000,000
Debt Financing Facility Agreement Amount					5,000,000
Business Combination Commitment Percentage			100.00%
Secured Debt		12,000,000
Costs and Expenses, Related Party		3,013,000		0
Repayments of Secured Debt	12,000,000
Royalty Agreement [Member]
Long Term Debt Repayment Percentage					0.834%	1.75%
Debt Repayment Term					Dec. 31, 2024	Dec. 31, 2024
Facility Agreement [Member]
Debt Financing Facility Agreement Amount						15,000,000
Line of Credit Facility, Maximum Borrowing Capacity					15,000,000
Line Of Credit Facility Initial Loan					5,000,000
Line Of Credit Facility Additional Loan					5,000,000
Line of Credit Facility, Interest Rate During Period					12.50%	12.50%
Costs and Expenses, Related Party						112,500
Eclat Pharmaceuticals [Member]
Warrants Issued During Period Warrants New Issues							3,300,000
Percentage Of Earn Out Payment							20.00%
Business Combination Commitment Percentage							20.00%
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Warrants Issued During Period Warrants New Issues							3,300,000
Secured Debt							$ 12,000,000